Summary of Information about Stock Options Activity (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options, issuance of new shares	18
Stock split implemented		10